PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ 0	¥ 0
Balance at end of the year	(7,207)	0	¥ 0
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	(17,991)	(27,255)	(27,700)
Current year credit losses	(40,766)	(18,609)	(27,735)
Current year write off	29,133	27,665	9,087
Disposal of a subsidiary			18,236
Foreign currency exchange	23,257	208	857
Balance at end of the year	¥ (6,367)	¥ (17,991)	¥ (27,255)